Convertible Notes	6 Months Ended
Jun. 30, 2023
Convertible Notes [Abstract]
Convertible Notes
8.	Convertible Notes:

Details of the Company’s convertible note issued to Jelco Delta Holding Corp. (“JDH”) are discussed in Note 8 of the consolidated financial statements for the year ended December 31, 2022, included in the Company’s 2022 annual report on Form 20-F filed with the SEC on March 31, 2023.

The amounts in the accompanying unaudited consolidated balance sheets are analyzed as follows:

	June 30, 2023	December 31, 2022
Convertible notes	3,165	11,165
Less: Deferred financing costs	(5)	(9)
Less: Change in fair value of conversion option	(169)	(323)
Total	2,991	10,833
Less - current portion	(2,991)	(10,833)
Long-term portion	-	-

September 7, 2015 - $21,165 Revolving Convertible Note (Second JDH Note)

On January 3, 2023, the Company paid $8,000 of the outstanding balance of the Second JDH Note. The total outstanding balance is due for payment on December 31, 2023. As of June 30, 2023, $3,165 was outstanding under the Second JDH Note.

The Company may, by giving five business days prior written notice to JDH at any time, prepay the whole or any part of the Second JDH Note in cash or, subject to JDH’s prior written agreement on the price per share, in a number of fully paid and nonassessable shares of the Company equal to the amount of the note(s) being prepaid divided by the agreed price per share. At JDH’s option, the Company’s obligation to repay the principal amount under the Second JDH Note or any part thereof may be paid in common shares at a conversion price of $120 per share. JDH has also received customary registration rights with respect to any shares to be received upon conversion of the Second JDH Note.